Business Combinations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Aug. 08, 2014
Liabilities
Bargain Purchase Gain	$ (1,982)
Bank of Alpena [Member]
Assets
Cash and cash equivalents		41,650
Securities		24,008
Loans		33,051
Premises and Equipment		1,667
Core Deposit Intangible		1,392
Deferred Tax Asset		337
Other Assets		467
Total Assets		102,572
Liabilities
Deposits		95,787
Other Liabilities		91
Total Liabilities		95,878
Net Identifable Assets Acquired		6,694
Bargain Purchase Gain		$ 1,982